Investments in Equity-Accounted Investees - Condensed Consolidated Statements of Operations (Detail) (Trident Microsystems Inc [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Trident Microsystems Inc [Member]
Income Statement Equity Method Investments [Line Items]
Net revenues	$ 298,349
Cost of revenues	(233,920)
Gross profit	64,429
Research and development expenses	(138,972)
Selling, general and administrative expenses	(65,263)
Goodwill impairment
Restructuring charges	(10,042)
Operating loss	(149,848)
Gain (loss) on investment	2,098
Gain on acquisition
Interest and other income (expense), net	5,089
Loss before income taxes	(142,661)
Provision for income taxes	(7,689)
Net loss	$ (150,350)